Note 5 - Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
	December 31,
	2013	(2)	2012
In Bcf (1)
Hedge designation
Cash flow hedges	6		6
Not designated as hedges	183		96
Total hedges	189		102
Hedge position
Short position	(2,622)		(1,955)
Long position	2,811		2,057
Net long position	189		102

Loss Recognized In Income [Table Text Block]
In millions	2013	2012
Nicor Gas	$4	$(35)
Elizabethtown Gas	$(6)	$(28)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
		December 31, 2013		December 31, 2012
In millions	Classification	Assets	Liabilities	Assets	Liabilities
Designated as cash flow hedges and fair value hedges
Natural gas contracts	Current	$3	$(1)	$1	$(2)
Interest rate swap agreements	Current	-	-	3	-
Total		3	(1)	4	(2)

Not designated as cash flow hedges
Natural gas contracts	Current	691	(761)	394	(355)
Natural gas contracts	Long-term	206	(220)	45	(50)
Total		897	(981)	439	(405)
Gross amount of recognized assets and liabilities (1)		900	(982)	443	(407)
Gross amounts offset in our Consolidated Statements of Financial Position(2)		(781)	902	(299)	368
Net amounts of assets and liabilities presented in ourConsolidated Statements of Financial Position (3)		$119	$(80)	$144	$(39)

Schedule of Derivative Instruments [Table Text Block]
In millions	2013	2012	2011

Designated as cash flow hedges
Natural gas contracts - loss reclassified from OCI to cost of goods sold	$(1)	$(5)	$(6)
Interest rate swaps – gain (loss) reclassified from OCI to interest expense	(3)	(4)	2
Income tax benefit	1	3	1
Net of tax	(3)	(6)	(3)

Not designated as hedges
Natural gas contracts - net fair value adjustments recorded in operating revenues (1)	(90)	34	40
Natural gas contracts - net fair value adjustments recorded in cost of goods sold (2)	2	(4)	(4)
Income tax benefit (expense)	34	(11)	(14)
Net of tax	(54)	19	22
Total (losses) gains on derivative instruments, net of tax	$(57)	$13	$19